Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2025	Dec. 29, 2024
Warrants [Abstract]
Schedule of Liability-Classified Warrants	Liability-classified warrants
	As of
	March 30,	December 29,
	2025	2024
Public warrants	1,466	862
Private placements warrants	1,065	627
Working capital warrants	122	72
	$2,653	$1,561

Liability classified warrants are as follows (in thousands):

	As of
	December 29,	December 31,
	2024	2023
Carlyle Warrant	$-	$9,515
Replacement warrants	-	1,310
Public warrants	862	167
Private placements warrants	627	122
Working capital warrants	72	13
Total liability classified warrants	$1,561	$11,127